Contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Contract Liabilities [Roll Forward]
Beginning balance	$ 12,654	$ 14,551
Revenue deferred during the year	36,627	38,500
Deferred revenue recognized as revenue during the year	(39,549)	(40,397)
Ending balance	9,732	12,654
Contract liabilities - Current	7,037	9,582
Contract liabilities - Non-current	2,695	3,072
Contract liabilities	$ 9,732	$ 12,654